Derivative Financial Instruments	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Derivative Financial Instruments
10	Derivative Financial Instruments

(a)	Notional amounts (1)
The following table provides the aggregate notional amounts of derivative financial instruments outstanding by type and segregated between those used by the Bank in its dealer capacity (Trading) and those derivatives designated in hedging relationships. The notional amounts of these contracts represent the derivatives volume outstanding and do not represent the potential gain or loss associated with the market risk or credit risk of such instruments. Credit derivatives within other derivative contracts are comprised primarily of purchased and sold credit default swap transactions. To a lesser extent, this category also includes total return swaps referenced to loans and debt securities. Other derivative contracts – other includes precious metals other than gold, and other commodities including energy and base metal derivatives.

	2020			2019
As at October 31 ($ millions)	Trading	Hedging	Total	Trading	Hedging	Total
Interest rate contracts
Exchange-traded:
Futures	$111,065	$–	$111,065	$130,310	$–	$130,310
Options purchased	2,047	–	2,047	11,287	–	11,287
Options written	–	–	–	3,699	–	3,699
	113,112	–	113,112	145,296	–	145,296
Over-the-counter:
Forward rate agreements	7,573	–	7,573	8,184	–	8,184
Swaps	380,118	27,987	408,105	413,261	34,718	447,979
Options purchased	26,167	–	26,167	27,356	–	27,356
Options written	29,343	–	29,343	29,617	–	29,617
	443,201	27,987	471,188	478,418	34,718	513,136
Over-the-counter (settled through central counterparties):
Forward rate agreements	598,653	–	598,653	529,893	–	529,893
Swaps	2,960,778	236,603	3,197,381	3,154,442	249,610	3,404,052
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	3,559,431	236,603	3,796,034	3,684,335	249,610	3,933,945
Total	$4,115,744	$264,590	$4,380,334	$4,308,049	$284,328	$4,592,377
Foreign exchange and gold contracts
Exchange-traded:
Futures	$9,548	$–	$9,548	$8,368	$–	$8,368
Options purchased	258	–	258	686	–	686
Options written	187	–	187	417	–	417
	9,993	–	9,993	9,471	–	9,471
Over-the-counter:
Spot and forwards	354,235	19,114	373,349	431,547	37,582	469,129
Swaps	457,942	78,433	536,375	383,708	68,793	452,501
Options purchased	33,754	–	33,754	44,890	–	44,890
Options written	32,613	–	32,613	44,936	–	44,936
	878,544	97,547	976,091	905,081	106,375	1,011,456
Over-the-counter (settled through central counterparties):
Spot and forwards	27,579	–	27,579	25,724	–	25,724
Swaps	–	–	–	–	–	–
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	27,579	–	27,579	25,724	–	25,724
Total	$916,116	$97,547	$1,013,663	$940,276	$106,375	$1,046,651
Other derivative contracts
Exchange-traded:
Equity	$45,099	$–	$45,099	$40,095	$–	$40,095
Credit	–	–	–	–	–	–
Commodity and other contracts	27,083	–	27,083	69,416	–	69,416
	72,182	–	72,182	109,511	–	109,511
Over-the-counter:
Equity	82,343	582	82,925	91,869	726	92,595
Credit	23,666	–	23,666	18,678	–	18,678
Commodity and other contracts	37,887	–	37,887	61,257	–	61,257
	143,896	582	144,478	171,804	726	172,530
Over-the-counter (settled through central counterparties):
Equity	–	–	–	–	–	–
Credit	10,485	–	10,485	8,053	–	8,053
Commodity and other contracts	234	–	234	411	–	411
	10,719	–	10,719	8,464	–	8,464
Total	$226,797	$582	$227,379	$289,779	$726	$290,505
Total notional amounts outstanding	$5,258,657	$362,719	$5,621,376	$5,538,104	$391,429	$5,929,533

(1)	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.

(b)	Remaining term to maturity
The following table summarizes the remaining term to maturity of the notional amounts of the Bank’s derivative financial instruments by type:

As at October 31, 2020 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$63,381	$47,648	$36	$111,065
Forward rate agreements	493,676	105,747	6,803	606,226
Swaps	1,204,974	1,617,615	782,897	3,605,486
Options purchased	9,596	17,011	1,607	28,214
Options written	5,784	15,919	7,640	29,343
	1,777,411	1,803,940	798,983	4,380,334
Foreign exchange and gold contracts
Futures	7,144	2,404	–	9,548
Spot and forwards	373,511	22,353	5,064	400,928
Swaps	111,610	256,789	167,976	536,375
Options purchased	28,329	5,615	68	34,012
Options written	29,989	2,811	–	32,800
	550,583	289,972	173,108	1,013,663
Other derivative contracts
Equity	81,897	45,083	1,044	128,024
Credit	19,910	8,965	5,276	34,151
Commodity and other contracts	48,970	15,896	338	65,204
	150,777	69,944	6,658	227,379
Total	$2,478,771	$2,163,856	$978,749	$5,621,376

As at October 31, 2019 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$81,584	$48,087	$639	$130,310
Forward rate agreements	414,294	117,694	6,089	538,077
Swaps	1,182,231	1,781,124	888,676	3,852,031
Options purchased	19,633	16,813	2,197	38,643
Options written	8,408	19,148	5,760	33,316
	1,706,150	1,982,866	903,361	4,592,377
Foreign exchange and gold contracts
Futures	6,574	1,762	32	8,368
Spot and forwards	465,712	25,605	3,536	494,853
Swaps	104,706	206,695	141,100	452,501
Options purchased	39,105	6,218	253	45,576
Options written	40,628	4,493	232	45,353
	656,725	244,773	145,153	1,046,651
Other derivative contracts
Equity	75,388	54,045	3,257	132,690
Credit	13,562	11,418	1,751	26,731
Commodity and other contracts	93,950	36,603	531	131,084
	182,900	102,066	5,539	290,505
Total	$2,545,775	$2,329,705	$1,054,053	$5,929,533

(c)	Credit risk
As with other financial assets, derivative instruments are subject to credit risk. Credit risk arises from the possibility that counterparties may default on their obligations to the Bank. However, whereas the credit risk of other financial assets is represented by the principal amount net of any applicable allowance for credit losses, the credit risk associated with derivatives is normally a small fraction of the notional amount of the derivative instrument.
Derivative contracts generally expose the Bank to credit loss if changes in market rates affect a counterparty’s position unfavourably and the counterparty defaults on payment. Accordingly, exposure to credit risk of derivatives is represented by the positive fair value of the instrument.
Negotiated over-the-counter derivatives generally present greater credit exposure than exchange-traded contracts. The net change in the exchange
-
traded contracts is normally settled daily in cash with the exchange. Holders of these contracts look to the exchange for performance under the contract.
The Bank strives to limit credit risk by dealing with counterparties that it believes are creditworthy, and investment grade counterparties account for a significant portion of the credit risk exposure arising from the Bank’s derivative transactions as at October 31, 2020. To control credit risk associated with derivatives, the Bank uses similar credit risk management activities and procedures to the approaches used in the lending business in assessing and adjudicating exposure. The Bank utilizes a risk metric, potential future exposure (PFE) for derivatives, to measure utilization against established credit limits to the counterparty. PFE measures the effect that changes in the market have on derivative exposures throughout the lifetime of the counterparties’ trades. Additionally, PFE considers risk mitigants such as netting and collateralization. PFE limits and utilization for derivatives counterparties are authorized and monitored by the Bank’s risk management unit.
The Bank obtains the benefit of netting by entering into master netting arrangements with counterparties (typically industry standard International Swaps and Derivatives Association (ISDA) agreements), which allow for a single net settlement of all transactions covered by that agreement in the event of a default or early termination of the transactions. In this manner, the credit risk associated with favourable contracts is eliminated by the master netting arrangement to the extent that unfavourable contracts with the same counterparty are not settled before favourable contracts.
Collateralization is typically documented by way of an ISDA Credit Support Annex (CSA), the terms of which may vary according to each party’s view of the other party’s creditworthiness. CSAs can require one party to post initial margin at the onset of each transaction. CSAs also allow for variation margin to be called if total uncollateralized mark-to-market exposure exceeds an agreed upon threshold. Such variation margin provisions can be one way (only one party will ever post collateral) or bi-lateral (either party may post collateral depending upon which party is in-the-money).
The CSA will also detail the types of collateral that are acceptable to each party, and the adjustments that will be applied against each collateral type. The terms of the ISDA master netting agreements and CSAs are taken into consideration in the calculation of counterparty credit risk exposure (see also of the 2020 Annual Report).
Derivative instruments used by the Bank include credit derivatives in its investment and loan portfolios: credit protection is sold as an alternative to acquiring exposure to bond or loan assets, and bought to manage or mitigate credit exposures.

The following table summarizes the credit exposure of the Bank’s derivative financial instruments. The credit risk amount (CRA) represents the estimated replacement cost, or positive fair value, for all contracts. CRA takes into account master netting or collateral arrangements that have been made
1
. CRA does not reflect actual or expected losses.
The credit equivalent amount (CEA) is the exposure at default (EAD) prescribed in the Capital Adequacy Requirements (CAR) Guidelines of the Office of the Superintendent of Financial Institutions (OSFI). The risk-weighted asset is calculated by multiplying the CEA by the capital requirement (K) times 12.5, where K is a function of the probability of default (PD), loss given default (LGD), maturity and prescribed correlation factors. Other derivative contracts – other includes precious metals other than gold, and other commodities, including energy and base metal derivatives.

	2020				2019
As at October 31 ($ millions)	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk - Weighted Assets	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk - Weighted Assets
Interest rate contracts
Futures	$111,065	$–	$46	$–	$130,310	$–	$39	$–
Forward rate agreements	606,226	52	129	45	538,077	49	249	127
Swaps	3,605,486	7,418	8,343	2,610	3,852,031	5,345	6,369	2,145
Options purchased	28,214	78	46	13	38,643	42	43	19
Options written	29,343	–	21	6	33,316	–	26	10
	4,380,334	7,548	8,585	2,674	4,592,377	5,436	6,726	2,301
Foreign exchange and gold contracts
Futures	9,548	–	42	–	8,368	–	39	–
Spot and forwards	400,928	1,492	3,821	1,170	494,853	3,594	4,990	1,797
Swaps	536,375	775	6,313	1,680	452,501	2,188	7,015	2,678
Options purchased	34,012	933	467	242	45,576	755	284	157
Options written	32,800	–	18	2	45,353	–	35	8
	1,013,663	3,200	10,661	3,094	1,046,651	6,537	12,363	4,640
Other derivative contracts
Equity	128,024	1,098	7,091	1,004	132,690	698	7,882	1,166
Credit	34,151	270	458	116	26,731	167	295	98
Commodity and other contracts	65,204	868	3,629	592	131,084	693	4,775	513
	227,379	2,236	11,178	1,712	290,505	1,558	12,952	1,777
Credit Valuation Adjustmen t	–	–	–	5,330	–	–	–	6,537
Total derivatives	$5,621,376	$12,984	$30,424	$12,810	$5,929,533	$13,531	$32,041	$15,255
Amount settled through central counterparties (2)
Exchange-traded	195,287	–	4,194	95	264,278	–	5,811	128
Over-the-counter	3,834,332	–	872	17	3,968,133	–	1,084	22
	$4,029,619	$–	$5,066	$112	$4,232,411	$–	$6,895	$150

(1)
The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $32,081 (2019 – $24,588) for CRA, and $66,686 (2019 – $62,521) for CEA.

(2)	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.

1	Regulatory haircuts prescribed by the OSFI CAR Guidelines are applied to the collateral balances of the CRA measure.

(d)	Fair value
The following table summarizes the fair value of derivatives segregated by type and segregated between trading and those derivatives designated in hedging relationships.

As at October 31 ($ millions)	2020		2020		2019
	Average fair value		Year-end fair value		Year-end fair value (1)
	Favourable	Unfavourable	Favourable	Unfavourable	Favourable	Unfavourable
Trading
Interest rate contracts
Forward rate agreements	$168	$8	$138	$–	$108	$9
Swaps	16,301	13,004	18,007	13,044	14,719	11,617
Options	83	135	89	80	47	173
	16,552	13,147	18,234	13,124	14,874	11,799
Foreign exchange and gold contracts
Forwards	8,187	7,441	4,048	3,448	5,790	5,592
Swaps	11,630	14,574	9,931	12,934	8,932	10,781
Options	1,090	934	984	752	761	714
	20,907	22,949	14,963	17,134	15,483	17,087
Other derivative contracts
Equity	2,987	3,546	2,940	2,732	1,961	3,093
Credit	618	37	480	53	406	38
Commodity and other contracts	3,878	4,653	2,677	2,995	1,765	2,803
	7,483	8,236	6,097	5,780	4,132	5,934
Trading derivatives’ market valuation	$44,942	$44,332	$39,294	$36,038	$34,489	$34,820
Hedging
Interest rate contracts
Swaps			$2,783	$3,830	$1,762	$2,139
Foreign exchange and gold contracts
Forwards			198	220	214	269
Swaps			2,782	2,157	1,620	2,994
			$2,980	$2,377	$1,834	$3,263
Other derivative contracts
Equity			$8	$2	$34	$–
Hedging derivatives’ market valuation			$5,771	$6,209	$3,630	$5,402
Total derivative financial instruments as per Statement of Financial Position			$45,065	$42,247	$38,119	$40,222

Less: impact of master netting and collateral (2)			32,081	32,081	24,588	24,588
Net derivative financial instruments (2)			$12,984	$10,166	$13,531	$15,634

(1)
The average fair value of trading derivatives’ market valuation for the year ended October 31, 2019 was: favourable $32,559 and unfavourable $33,300. Average fair value amounts are based on the latest 13 month-end balances.

(2)
Master netting agreement amounts are based on the capital adequacy criteria of the Basel Committee on Banking Supervision (BCBS) and OSFI. These criteria allow netting where there are legally enforceable contracts which enable net settlement in the event of a default, bankruptcy, liquidation or similar circumstances.

(e)	Hedging activities
The Bank manages interest rate risk, foreign currency risk and equity risk through hedge accounting transactions.
Interest rate risk
Single-currency interest rate swaps are used to hedge interest rate risk exposure. In fair value hedges of interest rate risk, the interest rate exposure from fixed rate assets and liabilities is converted from fixed to floating rate exposure. In cash flow hedges of interest rate risk, the interest rate exposure from floating rate assets and liabilities is converted from floating to fixed rate exposure. The Bank generally hedges interest rate risk only to the extent of benchmark interest rates. The total interest cash flows usually comprise a spread in addition to the benchmark rate.
Foreign currency risk
In fair value hedges, cross-currency interest rate swaps and single-currency interest rate swaps are used to manage foreign currency exposure in conjunction with interest rate exposure. Cross-currency interest rate swaps or a combination of cross-currency and single-currency interest rate swaps are mainly used to convert a foreign currency fixed rate exposure to a functional currency floating rate exposure In hedges of both foreign currency and interest rate exposure, the interest rate risk is generally hedged only to the extent of the benchmark interest rate.
In cash flow hedges, cross-currency interest rate swaps, single-currency interest rate swaps, foreign currency forwards and foreign currency assets or liabilities are used to manage foreign currency exposure, or a combined foreign currency and interest rate exposure. Cross-currency interest rate swaps are used to offset the foreign currency exposure by exchanging the interest cash flows in one currency for interest cash flows in another currency. Single-currency interest rate swaps may be used in conjunction with cross-currency interest rate swaps to convert the foreign currency exposure or resulting functional currency exposure from floating to fixed. Foreign currency forwards and foreign currency denominated assets and liabilities are used to offset the exposure arising from highly probable future cash flows, including purchase considerations for business acquisitions and sale proceeds for business divestitures that are denominated in a foreign currency. In hedges of both foreign currency and interest rate exposure, the interest rate risk is generally hedged only to the extent of the benchmark interest rate.
In net investment hedges, the Bank designates foreign currency liabilities and foreign currency forwards as hedging instruments to manage foreign currency exposure. The designated non-derivative liabilities are denominated in the functional currency of the net investment, such that the foreign currency translation impact from the net investment will be offset by the foreign currency impact from the designated liabilities. The foreign currency forward contracts are structured to sell the functional currency of the net investment in return for the Bank’s functional currency.

Equity risk
Equity risk is created by the Bank’s share-based compensation plans awarded to employees. In cash flow hedges, total return swaps are mainly used to offset the equity exposure by exchanging interest payments for payments based on the returns on the underlying shares.
For all of the risks identified above, the economic relationship and hedge ratio are determined using a qualitative and quantitative assessment. This assessment incorporates comparison of critical terms of the hedged and hedging item, and regression analysis. For regression analysis, a hedging relationship is considered highly effective when all of the following criteria are met: correlation between the variables in the regression is at least 0.8 or greater; slope of the regression is within a 0.8-1.25 range; and confidence level of the slope is at least 95%.The main sources of hedge ineffectiveness include the following:

•	The use of different discount curves to value the hedged item and the hedging derivative in fair value hedges, in order to reflect the reduced credit risk of collateralized derivatives;
•	Differences in the underlying reference interest rate tenor, reset/settlement frequency and floating spread between the hedging instruments and the hedged item.
The Bank has elected to continue to apply the hedge accounting requirements of IAS 39. However, the Bank has implemented the additional hedge accounting disclosures that are required by the IFRS 9 related amendments to IFRS 7 “
Financial Instruments: Disclosures
”.

The following table summarizes the notional amounts of derivatives and carrying amounts of cash and deposit liabilities designated as hedging instruments.

	2020				2019
	Notional amounts (1)				Notional amounts (1)
	Remaining term to maturity				Remaining term to maturity
As at October 31 ($ millions)	Within one year	One to five years	Over five years	Total	Within one year	One to five years	Over five years	Total
Fair value hedges
Interest rate risk – swaps	$41,972	$115,479	$14,873	$172,324	$26,742	$111,077	$13,546	$151,365
Foreign currency/interest rate risk – swaps	–	116	107	223	689	66	–	755

Cash flow hedges
Interest rate risk – swaps	11,990	33,580	11,920	57,490	14,952	71,785	16,646	103,383
Foreign currency/interest rate risk – swaps	17,082	33,516	5,720	56,318	2,630	26,325	4,000	32,955
Foreign currency risk
Swaps	25,787	61,137	15,166	102,090	35,982	62,381	12,015	110,378
Foreign currency forwards	3,000	–	–	3,000	13,129	–	–	13,129
Cash	71	–	–	71	70	–	–	70
Equity risk – total return swaps	171	411	–	582	216	510	–	726

Net investment hedges
Foreign currency risk
Foreign currency forwards	16,114	–	–	16,114	24,453	–	–	24,453
Deposit liabilities	6,150	–	–	6,150	6,080	–	–	6,080
Total	$122,337	$244,239	$47,786	$414,362	$124,943	$272,144	$46,207	$443,294

(1)	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.

The following table shows the average rate or price of significant hedging instruments.

	2020			2019
	Average rate or price (1)			Average rate or price (1)
As at October 31	Fixed interest rate	FX rate	Price	Fixed interest rate	FX rate	Price
Fair value hedges
Interest rate risk – swaps	1.71%	n/a	n/a	2.11%	n/a	n/a
Foreign currency/interest rate risk – swaps
CAD-USD	–%	–	n/a	2.22%	1.29	n/a
CAD-EUR	–%	–	n/a	3.02%	1.33	n/a

Cash flow hedges
Interest rate risk – swaps	2.10%	n/a	n/a	2.22%	n/a	n/a
Foreign currency/interest rate risk – swaps
CAD-USD	1.30%	1.32	n/a	1.85%	1.28	n/a
Foreign currency risk
Swaps
CAD-USD	n/a	1.31	n/a	n/a	1.31	n/a
CAD-EUR	n/a	1.49	n/a	n/a	1.48	n/a
CAD-GBP	n/a	1.72	n/a	n/a	1.71	n/a
Foreign currency forwards
CAD-USD	n/a	1.33	n/a	n/a	1.32	n/a
Equity price risk – total return swaps	n/a	n/a	$75.40	n/a	n/a	$76.35

Net investment hedges
Foreign currency risk – foreign currency forwards
CAD-USD	n/a	1.34	n/a	n/a	1.33	n/a
MXN-CAD	n/a	16.60	n/a	n/a	15.58	n/a
PEN-CAD	n/a	2.64	n/a	n/a	2.56	n/a
THB-CAD	n/a	22.86	n/a	n/a	23.56	n/a

(1)
The average rate or price is calculated in aggregate for all of the Bank’s hedge relationships, including hedges of assets and liabilities. The majority of the Bank’s hedges have a remaining term to maturity of less than 5 years.

For fair value hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2020 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$1,742	$(2,456)	$(392)	$377	$(15)
Investment securities			(622)	610	(12)	$40,785	$1,049	$249
Loans			(913)	898	(15)	71,081	994	48
Deposit liabilities			996	(985)	11	(59,084)	(846)	(545)
Subordinated debentures			147	(146)	1	(5,638)	(93)	(77)

Foreign currency/interest
rate risk – swaps	22	(1)	(1)	–	(1)
Investment securities			(1)	–	(1)	221	1	–
Total	$1,764	$(2,457)	$ (393)	$377	$ (16)	$ 47,365	$1,105	$(325)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2020.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2019 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$760	$(1,296)	$582	$(562)	$20
Investment securities			(879)	892	13	$25,576	$682	$112
Loans			(491)	491	–	57,711	294	(112)
Deposit liabilities			1,872	(1,865)	7	(54,727)	(324)	(252)
Subordinated debentures			80	(80)	–	(5,500)	(48)	27

Foreign currency/interest
rate risk – swaps	8	(23)	5	(5)	–
Investment securities			2	(2)	–	247	4	–
Deposit liabilities			3	(3)	–	(267)	–	–
Total	$768	$ (1,319)	$ 587	$ (567)	$ 20	$ 23,040	$608	$ (225)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2019.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2020 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$684	$(1,575)	$62	$58	$(2)
Foreign currency/interest rate risk – swaps	1,347	(570)	896	908	13
Foreign currency risk
Swaps	1,770	(1,385)	1,298	1,276	(2)
Foreign currency forwards	17	(12)	464	464	(1)
Cash	71	–	4	4	–
Equity risk – total return swaps	8	(2)	(173)	(173)	–
	3,897	(3,544)	2,551	2,537	8
Net investment hedges
Foreign currency risk
Foreign currency forwards	181	(208)	(77)	(77)	–
Deposit liabilities	n/a	(6,150)	(70)	(70)	–
	181	(6,358)	(147)	(147)	–
Total	$4,078	$ (9,902)	$ 2,404	$ 2,390	$ 8

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2020.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2019 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$897	$(1,208)	$525	$518	$(7)
Foreign currency/interest rate risk – swaps	380	(524)	756	759	7
Foreign currency risk
Swaps	1,337	(2,082)	(1,050)	(1,055)	(1)
Foreign currency forwards	38	(57)	49	44	3
Cash	70	–	–	–	–
Equity risk – total return swaps	34	–	83	83	–
	2,756	(3,871)	363	349	2
Net investment hedges
Foreign currency risk
Foreign currency forwards	176	(212)	(388)	(388)	–
Deposit liabilities	n/a	(6,080)	(2)	(2)	–
	176	(6,292)	(390)	(390)	–
Total	$2,932	$ (10,163)	$ (27)	$ (41)	$ 2

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2019.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

For cash flow hedges and net investment hedges, the following table contains information regarding the impacts on the Consolidated Statement of Other Comprehensive Income on a pre-tax basis.

	AOCI as at November 1, 2019	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur (1)	Net gains/ (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	AOCI as at October 31, 2020	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2020
For the year ended October 31, 2020 ($ millions)							Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$463	$64	$(115)	$–	$–	$412	$(457)	$869
Foreign currency/interest rate risk	208	883	(37)	–	–	1,054	875	179
Foreign currency risk	99	1,769	(2,574)	–	–	(706)	(708)	2
Equity risk	21	(173)	122	–	–	(30)	(30)	–
	791	2,543	(2,604)	–	–	730	(320)	1,050
Net investment hedges
Foreign currency risk	(3,483)	(147)	494	–	–	(3,136)	(3,067)	(69)
Total	$(2,692)	$2,396	$(2,110)	$–	$–	$(2,406)	$(3,387)	$981

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.

	AOCI as at November 1, 2018	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur (1)	Net gains/ (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	AOCI as at October 31, 2019	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2019
For the year ended October 31, 2019 ($ millions)							Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(154)	$532	$85	$–	$–	$463	$(148)	$611
Foreign currency/interest rate risk	(450)	749	(91)	–	–	208	260	(52)
Foreign currency risk	445	(1,003)	672	(4)	(11)	99	91	8
Equity risk	(7)	83	(55)	–	–	21	21	–
	(166)	361	611	(4)	(11)	791	224	567
Net investment hedges
Foreign currency risk	(3,251)	(390)	158	–	–	(3,483)	(3,408)	(75)
Total	$(3,417)	$(29)	$769	$(4)	$(11)	$(2,692)	$(3,184)	$492

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other.
Currently, the Bank’s hedge relationships referencing USD LIBOR and GBP LIBOR, and extending beyond December 31, 2021 are viewed to be directly impacted by the Interest Rate Benchmark Reform and thus subject to the requirements of the Amendments. The following table summarizes the Bank’s hedging derivatives as at October 31, 2020 relating to hedges directly impacted by the Reform:

	Notional amounts of Hedging Derivatives Maturing after December 2021 ($Billions) (1)
Interest Rate Benchmark Index (2)	October 31, 2020	October 31, 2019
USD LIBOR	105.2	81.4
GBP LIBOR	4.9	3.3
Total	110.1	84.7

(1)
For cross currency swaps where both legs are referencing rates directly impacted by the Interest Rate Benchmark Reform, and a CAD leg is inserted to create two separate hedging relationships, the relevant notional amount for both legs are included in this table.

(2)	EURIBOR is excluded from the table as of Q4 2020 as the benchmark index is no longer expected to discontinue.
The specific interest rate benchmarks affected by the Reform, as well as the pace and timing at which markets transition away from the existing IBOR benchmark rate to an alternative benchmark rate, will vary across different rates, jurisdictions and product types. As such, the Bank is applying its best judgement to analyze market expectations, in order to identify the interest rate benchmarks and related hedges impacted by the Reform.